INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value change and extinguishment of put right liabilities		$ (11,876)
Fair value change of available-for-sale debt securities	$ 3,644
Investments in available-for-sale debt securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period	30,824
Purchase of available-for-sale debt securities		19,000
Fair value change of available-for-sale debt securities	3,644
Fair value of Level 3 financial liabilities / assets at the end of the period	$ 34,468	19,000
Put right liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial liabilities / assets at the beginning of the period		13,852
Fair value change and extinguishment of put right liabilities		(11,876)
Fair value of Level 3 financial liabilities / assets at the end of the period		$ 1,976